Balance Sheet Components (Details) - Schedule of Prepaid Expenses - USD ($)	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses [Abstract]
Prepaid insurance	$ 264		$ 3
Prepaid software	5
Prepaid legal fees	67
Prepaid advisory	1,590
Other general prepaid expenses	93
Total Prepaid expenses	$ 2,019	$ 71,081	$ 3	$ 1,372